Intangible Assets, Net and Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net and Goodwill [Abstract]
Schedule of intangible assets, net and goodwil
	As of December 31,
	2022	2021
Carrying amount:
Technology	$2,007	$2,007
Customer relationships	1,127	1,127
Trade names	201	201

	$3,335	$3,335
Accumulated amortization:
Technology	$2,007	$2,007
Customer relationships	1,127	1,127
Trade names	134	114

	3,268	3,248

Intangible assets, net	$67	$87

Schedule of the estimated future amortization expense of intangible assets
2023	$20
2024-2026	47

$67